Accounting Policies - Intangible Assets (Details)	12 Months Ended
Dec. 31, 2021
Trademarks with finite useful lives
Intangible Assets and Goodwill
Estimated useful lives	4 years
Licenses | Minimum
Intangible Assets and Goodwill
Estimated useful lives	3 years
Licenses | Maximum
Intangible Assets and Goodwill
Estimated useful lives	10 years
Subscriber lists | Minimum
Intangible Assets and Goodwill
Estimated useful lives	4 years
Subscriber lists | Maximum
Intangible Assets and Goodwill
Estimated useful lives	5 years
Payments for renewal of concessions
Intangible Assets and Goodwill
Estimated useful lives	20 years
Other intangible assets | Minimum
Intangible Assets and Goodwill
Estimated useful lives	3 years
Other intangible assets | Maximum
Intangible Assets and Goodwill
Estimated useful lives	20 years